Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Inventories
Finished goods	¥ 121,436		¥ 117,665
Raw materials	21,116		27,185
Inventories	142,552	$ 19,530	144,850
Write-downs of inventories	¥ 24,344		¥ 35,695	¥ 179,694